Fair Value Measurements - Schedule of Assets and liabilities Measured on a Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair value disclosure
Notes payable, current portion	¥ 7,982	$ 1,094	¥ 5,999
Convertible senior notes, current portion	225	31	2,727
Notes payable, non-current portion	26,276	3,600	32,742
Convertible senior notes, non-current portion	7,697	1,054	8,881
Fair value measurements on a recurring basis
Derivative instruments, Current	7	1
Derivative instruments, Non - Current	¥ 607	$ 83	¥ 994
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Deferred Income Tax Assets, Net	Deferred Income Tax Assets, Net	Deferred Income Tax Assets, Net
Total assets measured at fair value	¥ 26,637	$ 3,649	¥ 21,740
Total liabilities measured at fair value	389	53	321
Cash Equivalents
Fair value disclosure
Time deposits	4,538	622	6,266
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	96,912	13,277	167,740
Fair value measurements on a recurring basis
Available-for-sale debt investments	5,954	816	1,671
Trading debt investments	15	2
Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	99,069	13,572	24,872
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	8,586	1,176	9,610
Equity investments without readily determinable fair value using NAV practical expedient	727	100	942
Investments accounted for at fair value	4,381	600	4,841
Available-for-sale debt investments	6,360	871	3,682
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	389	$ 53	321
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	8,635		9,676
Fair Value, Inputs, Level 1 | Short-term Investments
Fair value measurements on a recurring basis
Trading debt investments	15
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	8,586		9,610
Investments accounted for at fair value	34		66
Fair Value, Inputs, Level 2
Fair value disclosure
Notes payable, current portion	7,982		5,999
Convertible senior notes, current portion	17		2,727
Notes payable, non-current portion	26,276		32,742
Convertible senior notes, non-current portion	3,932		3,757
Fair value measurements on a recurring basis
Derivative instruments, Current	7
Derivative instruments, Non - Current	607		994
Total assets measured at fair value	7,418		3,088
Total liabilities measured at fair value	389		321
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	4,538		6,266
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	96,912		167,740
Fair value measurements on a recurring basis
Available-for-sale debt investments	5,954		1,671
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	99,069		24,872
Fair value measurements on a recurring basis
Available-for-sale debt investments	850		423
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	389		321
Fair Value, Inputs, Level 3
Fair value disclosure
Convertible senior notes, current portion	208
Convertible senior notes, non-current portion	3,765		5,124
Fair value measurements on a recurring basis
Total assets measured at fair value	9,857		8,034
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	4,347		4,775
Available-for-sale debt investments	¥ 5,510		¥ 3,259